NATURE OF OPERATIONS AND BASIS OF PRESENTATION - Joint Venture (Details) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 17, 2017 USD ($) drilling_unit	May 31, 2017 USD ($)	Dec. 31, 2017 drilling_unit	Dec. 31, 2017 USD ($) drilling_unit	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated subsidiary | $				$ (30.0)	$ 0.0	$ 0.0
Saudi Arabia Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Aggregate contract duration for contributed rigs (in years)				15 years
Frequency of driling rig contract repricing (in years)				3 years
Joint venture funding of purchase of drilling rigs, period (in years)				10 years
Maximum [Member] | Saudi Arabia Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Number of newbuild jack-up drilling rigs to be purchased by joint venture | drilling_unit				20
Potential joint venture contribution obligation, maximum | $				$ 1,250.0
Number Of Drilling Rigs To Be Purchased By Each Partner in a 12 month period | drilling_unit				3
Rowan Companies plc (Parent) [Member] | Saudi Arabia Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%	50.00%
Investment in unconsolidated subsidiary | $		$ (25.0)
Transaction Costs | $		$ 5.0
Initial Number Of Rigs Contributed To Joint Venture | drilling_unit	3
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital | $	$ 88.0
Additional Number Of Rigs Expected To Be Contributed To Joint Venture | drilling_unit				2
Saudi Aramco [Member] | Saudi Arabia Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital | $	$ 88.0
Number of additional drilling rigs to be contributed to joint venture | drilling_unit			1
Saudi Aramco [Member] | Saudi Arabia Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%	50.00%
Initial Number Of Rigs Contributed To Joint Venture | drilling_unit	1